Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 3, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company
    File No. 333-156911
    (Brighthouse Retirement Perspectives)
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 30, 2018 and Statement of Additional Information ("SAI") dated April 30, 2018 being used for certain variable annuity contracts offered by the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 11 for the Company filed electronically with the Commission on April 25, 2018.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company